Basis of preparation - Disclosure of updates to significant accounting policies (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Revenue And Other Operating Income, Gross		$ 42,877	$ 24,756	$ 83,577	$ 62,363
Revenue And Other Operating Income, Intersegment		6,410	3,494	12,566	10,128
Revenue and other operating income	[1]	36,467	21,262	71,011	52,235
Revenue from contracts with customers		31,818	15,678	58,009	43,022
Other revenue		4,649	5,584	13,002	9,213
Previously stated [member]
Disclosure of operating segments [line items]
Revenue And Other Operating Income, Gross			35,170		101,454
Revenue And Other Operating Income, Intersegment			3,494		10,128
Revenue and other operating income			31,676		91,326
Revenue from contracts with customers			16,624		44,441
Other revenue			15,052		46,885
Increase (decrease) due to voluntary changes in accounting policy [member]
Disclosure of operating segments [line items]
Revenue And Other Operating Income, Gross			(10,414)		(39,091)
Revenue And Other Operating Income, Intersegment			0		0
Revenue and other operating income			(10,414)		(39,091)
Revenue from contracts with customers			(946)		(1,419)
Other revenue			(9,468)		(37,672)
Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		1,291	1,062	2,625	2,497
Crude Oil [Member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers			1,062		2,497
Crude Oil [Member] | Increase (decrease) due to voluntary changes in accounting policy [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers			0		0
Oil products [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		24,651	10,452	43,929	30,706
Oil products [Member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers			10,452		30,706
Oil products [Member] | Increase (decrease) due to voluntary changes in accounting policy [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers			0		0
Natural gas, LNG and NGLs [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		4,273	2,072	8,454	5,250
Natural gas, LNG and NGLs [Member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers			2,992		6,630
Natural gas, LNG and NGLs [Member] | Increase (decrease) due to voluntary changes in accounting policy [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers			(920)		(1,379)
Non-oil products and other revenues from contracts with customers [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		1,603	2,092	3,001	4,569
Non-oil products and other revenues from contracts with customers [Member] | Previously stated [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers			2,118		4,608
Non-oil products and other revenues from contracts with customers [Member] | Increase (decrease) due to voluntary changes in accounting policy [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers			(26)		(39)
Operating segments [member] | gas & low carbon energy
Disclosure of operating segments [line items]
Revenue And Other Operating Income, Gross		5,739	3,227	13,741	8,752
Revenue And Other Operating Income, Intersegment		1,063	27	2,095	1,838
Revenue and other operating income		4,676	3,200	11,646	6,914
Operating segments [member] | gas & low carbon energy | Previously stated [member]
Disclosure of operating segments [line items]
Revenue And Other Operating Income, Gross			4,183		10,235
Revenue And Other Operating Income, Intersegment			27		1,838
Revenue and other operating income			4,156		8,397
Operating segments [member] | gas & low carbon energy | Increase (decrease) due to voluntary changes in accounting policy [member]
Disclosure of operating segments [line items]
Revenue And Other Operating Income, Gross			(956)		(1,483)
Revenue And Other Operating Income, Intersegment			0		0
Revenue and other operating income			(956)		(1,483)
Operating segments [member] | oil production & operations
Disclosure of operating segments [line items]
Revenue And Other Operating Income, Gross		5,597	3,304	10,752	9,135
Revenue And Other Operating Income, Intersegment		4,928	2,870	9,783	8,371
Revenue and other operating income		669	435	969	765
Operating segments [member] | oil production & operations | Previously stated [member]
Disclosure of operating segments [line items]
Revenue And Other Operating Income, Gross			3,304		9,135
Revenue And Other Operating Income, Intersegment			2,870		8,371
Revenue and other operating income			435		765
Operating segments [member] | oil production & operations | Increase (decrease) due to voluntary changes in accounting policy [member]
Disclosure of operating segments [line items]
Revenue And Other Operating Income, Gross			0		0
Revenue And Other Operating Income, Intersegment			0		0
Revenue and other operating income			0		0
Operating segments [member] | customers & products
Disclosure of operating segments [line items]
Revenue And Other Operating Income, Gross		31,160	17,783	58,267	43,597
Revenue And Other Operating Income, Intersegment		112	330	222	(452)
Revenue and other operating income		31,048	17,453	58,045	44,049
Operating segments [member] | customers & products | Previously stated [member]
Disclosure of operating segments [line items]
Revenue And Other Operating Income, Gross			27,241		81,205
Revenue And Other Operating Income, Intersegment			330		(452)
Revenue and other operating income			26,911		81,657
Operating segments [member] | customers & products | Increase (decrease) due to voluntary changes in accounting policy [member]
Disclosure of operating segments [line items]
Revenue And Other Operating Income, Gross			(9,458)		(37,608)
Revenue And Other Operating Income, Intersegment			0		0
Revenue and other operating income			(9,458)		(37,608)
Other Business And Corporate, Non-Segment
Disclosure of operating segments [line items]
Revenue And Other Operating Income, Gross		381	442	817	879
Revenue And Other Operating Income, Intersegment		307	267	466	371
Revenue and other operating income		$ 74	174	$ 351	507
Other Business And Corporate, Non-Segment | Previously stated [member]
Disclosure of operating segments [line items]
Revenue And Other Operating Income, Gross			442		879
Revenue And Other Operating Income, Intersegment			267		371
Revenue and other operating income			174		507
Other Business And Corporate, Non-Segment | Increase (decrease) due to voluntary changes in accounting policy [member]
Disclosure of operating segments [line items]
Revenue And Other Operating Income, Gross			0		0
Revenue And Other Operating Income, Intersegment			0		0
Revenue and other operating income			$ 0		$ 0

[1]	2020 numbers have been restated as a result of changes to the net presentation of revenues and purchases relating to physically settled derivative contracts effective 1 January 2021. For more information see Note 1 Basis of preparation - Voluntary change in accounting policy.